Shares in Group Companies - Summary of Shares in Group Companies (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of interests in other entities [Line Items]
At January 1	€ 10,338	[1]	€ 13,247
Capital contributions and acquisitions	3,752		36
Dividend received	(6,613)		(1,634)
Net result for the financial year	(65)		(411)	[1]
Revaluations	1,124		(900)
At December 31	8,536		10,338	[1]
Previously stated [member]
Disclosure of interests in other entities [Line Items]
At January 1	10,338		26,042
At December 31			10,338
Restated [member]
Disclosure of interests in other entities [Line Items]
At January 1	€ 0		(12,795)
At December 31			€ 0

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.